SIERRA TACTICAL RISK SPECTRUM 50 FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 44.1%
	EQUITY - 32.6%
113,300	Financial Select Sector SPDR Fund	$ 4,657,763
21,600	Global X US Infrastructure Development ETF(a)	799,632
30,700	Invesco QQQ Trust Series 1	14,708,677
68,800	iShares MSCI USA Min Vol Factor ETF	5,776,448
67,200	iShares MSCI USA Quality Factor ETF	11,475,072
37,000	iShares U.S. Aerospace & Defense ETF(a)	4,885,850
107,800	JPMorgan Equity Premium Income ETF	6,110,104
201,800	JPMorgan Nasdaq Equity Premium Income ETF	11,199,900
531,400	Vanguard FTSE Developed Markets ETF	26,261,788
39,300	Vanguard Growth ETF	14,698,593
58,800	Vanguard MSCI Europe ETF	3,926,076
13,400	Vanguard S&P 500 ETF	6,701,742
103,700	WisdomTree India Earnings Fund	5,006,636
		116,208,281
	FIXED INCOME - 11.5%
119,700	First Trust Preferred Securities and Income ETF	2,077,992
40,500	Franklin Senior Loan ETF(a)	988,605
84,500	iShares 20+ Year Treasury Bond ETF	7,755,410
112,900	iShares Preferred and Income Securities ETF(a)	3,561,995
9,000	Pacer Pacific Asset Floating Rate High Income ETF	427,950
29,700	Pimco Senior Loan Active ETF	1,519,304
42,600	SPDR Blackstone Senior Loan ETF	1,780,680
55,000	SPDR Bloomberg Convertible Securities ETF	3,963,300
141,000	SPDR Bloomberg High Yield Bond ETF	13,292,070
69,100	SPDR Bloomberg Investment Grade Floating Rate ETF	2,131,735
170,700	Virtus InfraCap U.S. Preferred Stock ETF(a)	3,589,821
		41,088,862

	TOTAL EXCHANGE-TRADED FUNDS (Cost $134,797,418)	157,297,143

	OPEN END FUNDS — 55.7%
	ALTERNATIVE - 3.0%
337,693	DoubleLine Flexible Income Fund, Class I	2,910,918

SIERRA TACTICAL RISK SPECTRUM 50 FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Shares		Fair Value
	OPEN END FUNDS — 55.7% (Continued)
	ALTERNATIVE - 3.0% (Continued)
479,251	Finisterre Emerging Markets Total Return Bond Fund, Institutional Class	$ 4,150,315
1	JPMorgan Hedged Equity Fund, Class I	32
376,782	Payden Absolute Return Bond Fund, Class I	3,594,487
		10,655,752
	EQUITY - 21.0%
457,948	Causeway International Value Fund, Class I	9,314,668
206,406	JPMorgan Large Cap Growth Fund, Class I	15,420,591
1,262,031	PIMCO StocksPLUS International Fund U.S. Dollar Hedged, Institutional Class	11,017,527
463,784	Schwab S&P 500 Index Fund	39,078,412
		74,831,198
	FIXED INCOME - 31.7%
516	Allspring California Tax-Free Fund, Institutional Class	5,477
1,671	Ashmore Emerging Markets Total Return Fund, Institutional Class	8,006
876,156	BlackRock Floating Rate Income Portfolio, Institutional Class	8,481,187
495,694	BlackRock High Yield Bond Portfolio, Institutional Class	3,484,728
1,113	BlackRock National Municipal Fund, Institutional Class	11,239
1,023,515	BlackRock Strategic Income Opportunities Portfolio, Institutional Class	9,580,097
351	BlackRock Strategic Municipal Opportunities Fund, Institutional Class	3,743
0(d)	Columbia Intermediate Duration Municipal Bond Fund, Institutional Class	3
542,213	Crossingbridge Low Duration High Yield Fund, Institutional Class	5,272,399
328,954	DoubleLine Low Duration Emerging Markets Fixed, Class I	3,102,036
698,546	JPMorgan Emerging Markets Debt Fund, Class I	4,261,129
1,270	JPMorgan Income Fund, Class I	10,658
83,635	MassMutual Global Floating Rate Fund, Class Y	735,153
1,287	Metropolitan West Total Return Bond Fund, Class I	11,481
1,129	Neuberger Berman Strategic Income Fund, Class I	10,972
106,308	North Square Preferred And Income Securities Fund, Class I	2,199,510
631	Nuveen All-American Municipal Bond Fund, Class I	6,453
2,458	Nuveen Bond Index Fund, Institutional Class	23,273
1,804	Nuveen High Yield Municipal Bond Fund, Class I	27,496
1,297	Nuveen Preferred Securities Fund, Class I	19,851
446	Nuveen Short Duration High Yield Municipal Bond, Class I	4,410
686	Nuveen Strategic Income Fund, Class I	6,713
1,221	PIMCO Diversified Income Fund, Institutional Class	11,600

SIERRA TACTICAL RISK SPECTRUM 50 FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Shares		Fair Value
	OPEN END FUNDS — 55.7% (Continued)
	FIXED INCOME - 31.7% (Continued)
2,032	PIMCO Emerging Markets Bond Fund, Institutional Class	$ 16,968
545,558	PIMCO Emerging Markets Currency and Short-Term, Institutional Class	3,938,931
3	PIMCO Emerging Markets Full Spectrum Bond Fund, Institutional Class	17
2,412,334	PIMCO Income Fund, Institutional Class	25,281,257
767,267	PIMCO International Bond Fund U.S. Dollar-Hedged, Institutional Class	7,526,888
1,717,808	PIMCO Investment Grade Credit Bond Fund, Institutional Class	15,185,420
2,315	PIMCO Long-Term Credit Bond Fund, Institutional Class	20,258
264	PIMCO Low Duration Income Fund, Institutional Class	2,110
434	PIMCO Real Return Fund, Institutional Class	4,317
1,436,196	PIMCO Total Return Fund, Institutional Class	12,193,305
560,360	Principal Spectrum Preferred and Capital Securities Income Fund, Institutional Class	5,071,254
468,754	Putnam Floating Rate Income Fund, Class Y	3,735,966
307,911	RiverPark Strategic Income Fund, Institutional Class	2,658,606
3,041	TCW Emerging Markets Income Fund, Class I	19,557
2,147	Western Asset Core Plus Bond Fund, Class I	19,708
		112,952,176

	TOTAL OPEN END FUNDS (Cost $182,637,900)	198,439,126

SIERRA TACTICAL RISK SPECTRUM 50 FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 2.7%
	COLLATERAL FOR SECURITITES LOANED - 2.6%
9,283,787	First American Government Obligations Fund, Class X, 5.23% (Cost $9,283,787) (b)(c)	$ 9,283,787

	MONEY MARKET FUND - 0.1%
340,659	First American Government Obligations Fund, Class X, 5.23% (Cost $340,659) (c)	340,659

	TOTAL SHORT-TERM INVESTMENTS (Cost $9,624,446)	9,624,446

	TOTAL INVESTMENTS - 102.5% (Cost $327,059,764)	$ 365,360,715
	LIABILITIES IN EXCESS OF OTHER ASSETS - (2.5)%	(8,949,011)
	NET ASSETS - 100.0%	$ 356,411,704

ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
SPDR	- Standard & Poor's Depositary Receipt
(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2024 was $9,062,583.
(b)	Security was purchased with cash received as collateral for securities on loan at June 30, 2024. Total collateral had a value of $9,283,787 at June 30, 2024.
(c)	Rate disclosed is the seven day effective yield as of June 30, 2024.
(d)	Amount represents less than one share